Label	Element	Value
BNY Mellon Mid Cap Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001111565_SupplementTextBlock	October 12, 2017 BNY MELLON FUNDS TRUST BNY Mellon Mid Cap Multi-Strategy Fund (the "Fund") Supplement to Prospectus dated December 30, 2016
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Mid Cap Multi-Strategy Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective October 12, 2017, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Principal Investment Strategy":

The Mid Cap Tax-Sensitive Core Strategy is employed by the fund's investment adviser, the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth Strategy are employed by the fund's investment adviser using a proprietary investment process of The Boston Company Asset Management, LLC (TBCAM), an affiliate of the fund's investment adviser, and the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy are employed by unaffiliated sub-investment advisers, namely, Boston Partners Global Investors, Inc. (Boston Partners), and Geneva Capital Management LLC, respectively.

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